Related Party Transaction (Details Narrative) - USD ($)	May 31, 2020	May 31, 2019
Amounts due from related parties	$ 167,326
Amounts due to related parties	26,302	12,781
Lixin Cai [Member]
Amounts due from related parties	115,868
Cuiyao Luo [Member]
Amounts due to related parties	$ 26,302	$ 12,781